Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Statement of Stockholders' Equity [Abstract]
Controlling Interests	$ 299	$ (21,074)	$ (46,835)	$ (47,134)
Noncontrolling Interests	(92)	(7,037)	(8,983)	(8,891)
Net loss attributable to redeemable noncontrolling interest	(1,080)	73,384	(1,080)	0
Net loss	$ 1,287	$ (101,495)	$ (54,738)	$ (56,025)